Consolidated Statement of Changes in Stockholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends per share	$ 1.04	$ 1.04	$ 1.04
Common Stock [Member]
Cash dividends per share	$ 1.04	$ 1.04	$ 1.04
Treasury Stock [Member]
Cash dividends per share	$ 1.04